Taxes (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Taxes (Details) [Line Items]
Accrued withholding tax	$ 994,941
Unrecognized earnings of foreign subsidiaries	20,328,999	$ 20,977,600
Unrecognized tax benefits	1,333,608
Unrecognized tax benefits with deferred tax	750,616
Deferred tax assets relating to tax losses carry forward	208,109
Income tax interests	53,826
Income tax penalties	$ 0
Income tax penalty and interest		0
CLPS Japan [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	23.20%
Ridik Pte. Ltd. ("Ridik Pte.") [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	18.50%
Ridik Sdn Malaysia [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	24.00%
CLPS RiDik [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	27.50%
High and New Technology Enterprises [Member]
Taxes (Details) [Line Items]
Tax exemption, description	Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises (“HNTEs”). An enterprise qualified as HNTE and awarded with the “HNTE” certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company’s main operating subsidiary in PRC, was recognized as qualified HNTEs since 2013. Its latest qualified periods are for 2019 to 2021 and it enjoys a preferential tax rate of 15%. The impact of the preferential tax treatment noted above decreased income taxes by $344,653, $193,004 and $217,671 for the fiscal year 2021, 2020 and 2019, respectively.
Hong Kong [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	16.50%
Net operating loss carry forwards	$ 152,840
Singapore [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	17.00%
Net operating loss carry forwards	$ 816,827
Australia [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	30.00%
Net operating loss carry forwards	$ 257,038
US [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	21.00%
Net operating loss carry forwards	$ 92,381
US [Member] | CLPS California [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	21.00%
Delaware [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	0.00%
California [Member] | CLPS California [Member]
Taxes (Details) [Line Items]
Statutory income tax rate	8.84%
Mainland China [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 1,574,933	$ 5,721,651
Japan [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards	$ 83,468
Net operating loss carry forwards, expiration	10 years
India [Member]
Taxes (Details) [Line Items]
Net operating loss carry forwards, expiration	8 years